Schedule of Maturities of Notes Payable (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024		$ 200,000
2025
2026
2027		83
2028 and thereafter		34,417
Total notes payable gross		234,500
Less effects of discounting
Total notes payable	$ 34,500	234,500	$ 2,284,500
EIDL [Member]
Debt Instrument [Line Items]
2024
2025
2026
2027		83
2028 and thereafter		34,417
Total notes payable gross		34,500
Less effects of discounting
Total notes payable		34,500
Hinman [Member]
Debt Instrument [Line Items]
2024		200,000
2025
2026
2027
2028 and thereafter
Total notes payable gross		200,000
Less effects of discounting
Total notes payable		$ 200,000